SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) - ¥ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Year- end spot rate	¥ 6.5250	¥ 6.9680	¥ 6.8776
Average Rate	¥ 6.8878	¥ 6.9088	¥ 6.6163